SHARE-BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION AND BENEFIT PLANS
10. SHARE-BASED COMPENSATION AND BENEFIT PLANS
Share-Based Compensation Plans
We have two share-based compensation plans for employees. The 2021 Incentive Compensation Plan (the “2021 Plan”) provides for the award of a broad variety of share-based compensation alternatives such as restricted stock, non-qualified stock options, incentive stock options, performance awards, dividend equivalents, and stock appreciation rights at no less than
100%
of the market price on the date the award is granted. To date, awards under the 2021 Plan consist of non-qualified stock options and restricted stock.
Under the 2021 Plan, the number of shares of Common and Class B common stock available for issuance is (i) 2,500,000, plus (ii) 7,327 shares of Common stock or Class B common stock that remained available for grant in connection with awards under the Watsco, Inc. 2014 Incentive Compensation Plan (the “2014 Plan”) on the date on which our shareholders approved the 2021 Plan, plus (iii) shares underlying currently outstanding awards issued under the 2014 Plan, which shares become reissuable under the 2021 Plan to the extent that such underlying shares are not issued due to their forfeiture, expiration, termination or otherwise. A total of
4,361 shares of Common and Class B common stock, net of cancellations, had been awarded under the 2021 Plan as of December 31, 2022. As of December 31, 2022, 2,502,966 shares of common stock were reserved for future grants under the 2021 Plan. Options under the 2021 Plan vest over two to four years of service and have contractual terms of five years.
Awards of restricted stock, which are granted at no cost to the employee, vest upon attainment of a specified age, generally toward the end of an employee’s career at age
62 or older. Vesting may be accelerated in certain circumstances prior to the original vesting date.

The 2014 Plan expired in 2021; therefore, no additional options may be granted. There were
 361,075 options to exercise common stock outstanding under the 2014 Plan at December 31, 2022. Options under the 2014 Plan vest over two to four years of service and have contractual terms of five years.

The following is a summary of stock option activity under the 2021 Plan and the 2014 Plan as of and for the year ended December 31, 2022:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2021	602,488	$205.30
Granted	104,500	274.38
Exercised	(113,230)	166.08
Forfeited	(24,467)	242.32
Expired	(9,666)	176.80

Options outstanding at December 31, 2022	559,625	$225.01	2.74	$20,555

Options exercisable at December 31, 2022	130,213	$174.30	1.50	$9,930

The following is a summary of restricted stock activity as of and for the year ended December 31, 2022:

	Shares	Weighted- Average Grant Date Fair Value
Restricted stock outstanding at December 31, 2021	3,459,661	$83.94
Granted	143,059	290.55
Vested	(1,000,459)	37.66
Forfeited	(13,000)	207.83

Restricted stock outstanding at December 31, 2022	2,589,261	$112.53

The weighted-average grant date fair value of restricted stock granted during 2022, 2021, and 2020 was $290.55, $254.73, and $193.89, respectively. The fair value of restricted stock that vested during 2022, 2021, and 2020 was $271,781, $3,646, and $7,354, respectively.
Duri
ng 2022, 320,468 shares of Class B common stock
, which include the 311,408 surrendered shares referenced
below
,
with an aggregate fair market value of $87,049 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. During 2021, 3,858 shares of Class B common stock with an aggregate fair market value of $1,078 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. During 2020, 11,693 shares of Common and Class B common stock with an aggregate fair market value of $2,299 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. These shares were retired upon delivery.
Vesting of Restricted Stock Held by our CEO
On October 15, 2022, 975,622 shares of Class B restricted stock previously granted to our CEO during the period from 1997 to 2011 under various performance-based incentive plans vested. The vested shares had a value of $265,106 based on the closing price of our Class B common stock as of that date, which is deductible in our 2022 income tax return. The vesting of shares provided a cash benefit of approximately $67,000 in 2022 and reduced our provision for income taxes in 2022 by approximately $49,000. This vested value constitutes taxable compensation to our CEO for income tax purposes and was subject to statutory withholding. Upon vesting, we funded $104,319 in statutory withholding, which, in turn, was satisfied by the CEO through a cash payment to us of $19,700 and by the surrendering of 311,408 shares of Class B common stock. Accordingly, 664,214 shares of Class B common stock were retained by the CEO, and we retired the surrendered shares.
Share-Based Compensation Fair Value Assumptions
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we believe provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon
U.S. Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.
The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2022	2021	2020
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	3.04%	0.79%	0.26%
Expected volatility	23.10%	21.85%	20.89%
Expected dividend yield	2.84%	2.97%	3.69%
Grant date fair value	$46.60	$34.79	$20.76
Exercise of Stock Options
The total intrinsic value of stock options exercised during 2022, 2021, and 2020 was $13,046, $16,903, and $8,753, respectively. Cash received from the exercise of stock options during 2022, 2021, and 2020 was $18,425, $19,338, and $17,608, respectively. The tax benefit from stock option exercises during 2022, 2021, and 2020 was $2,658, $3,595, and $1,586, respectively. During 2022, 2021, and 2020, 1,592 shares of Common stock with an aggregate fair market value of $438, 4,040 shares of Common stock with an aggregate fair market value of $1,179 and 11,455 shares of Common stock with an aggregate fair market value of $2,343, respectively, were withheld as payment in lieu of cash for stock option exercises and related tax withholdings. These shares were retired upon delivery.
Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2022	2021	2020
Stock options	$3,856	$2,908	$2,447
Restricted stock	24,965	22,457	19,682

Share-based compensation expense	$28,821	$25,365	$22,129

At December 31, 2022, there was $8,390 of unrecognized
pre-tax
compensation expense related to stock options granted under the 2021 Plan, which is expected to be recognized over a weighted-average period of approximately 1.9 years. The total fair value of stock options that vested during 2022, 2021, and 2020 was $2,721, $2,621, and $2,177, respectively.
At December 31, 2022, there was $193,089 of unrecognized
pre-tax
compensation expense related to restricted stock, which is expected to be recognized over a weighted-average period of approximately 11.7 years. Of this amount, approximately $54,000 is related to awards granted to our CEO, of which approximately $21,000, $24,000, and $9,000 vest in approximately 4, 6, and 7 years upon his attainment of age 86, 88, and 89, respectively, and approximately $40,000 is related to awards granted to our President, of which approximately $39,000 and $1,000 vest in approximately 21 and 23 years upon his attainment of age 62 and 64, respectively. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings with a corresponding tax benefit. At December 31, 2022, we were obligated to issue 39,602 shares of restricted stock to our CEO that vest in 7 years, 38,930 shares of restricted stock to our President that vest in 21 years, and an estimated 15,000 shares of restricted stock to various key leaders that vest in
5-13
years in connection with 2022’s performance-based incentive compensation program.
 On February 7, 2023, our President received a short-term incentive of $200,000 payable in 632 shares of Class B common stock in connection with his 2022 performance-based incentive program.
Employee Stock Purchase Plan
The Watsco, Inc. Fourth Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the “ESPP”) provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The ESPP allows participating employees to purchase shares of Common stock at a 5% discount to the fair market value at specified times. During 2022, 2021, and 2020, employees purchased 4,101, 3,501, and 5,121 shares of Common stock at an average price of $262.57, $239.11, and $171.89 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 3,365, 2,962, and 3,964 additional shares during 2022, 2021, and 2020, respectively. We received net proceeds of $1,997, $1,676, and $1,649, respectively, during 2022, 2021, and 2020, for shares of our Common stock purchased under the ESPP. At December 31, 2022, 443,479 shares remained available for purchase under the ESPP.

401(k) Plan
We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2022, 2021, and 2020, we issued 21,560, 22,752, and 25,216 shares of Common stock, respectively, to the plan, representing the Common stock discretionary matching contribution of $6,746, $5,154
,
and $4,543, respectively.